SHAREHOLDERS' EQUITY - Schedule of Stock Options Activity (Details) - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, outstanding at the beginning of the period	3,290,162
Number of options, granted	1,785,000
Number of options, exercised	(665,822)
Number of options, forfeited	(85,638)
Number of options, outstanding at the end of the period	4,323,702	3,290,162
Number of options, exercisable	1,625,505
Weighted average exercise price, outstanding at the beginning of the period	$ 3.57
Weighted average exercise price, granted	12.60
Weighted average exercise price, exercised	2.78
Weighted average exercise price, forfeited	7.93
Weighted average exercise price, outstanding at the end of the period	7.33	$ 3.57
Weighted average exercise price, exercisable	$ 3.27
Weighted average remaining contractual term, outstanding at the beginning of the period		7 years 10 months 28 days
Weighted Average Remaining Contractual Term Outstanding At End Of Period	7 years 11 months 26 days
Weighted average remaining contractual term, exercisable	9 years 10 days
Aggregate intrinsic value price, outstanding at the beginning of the period	$ 8,768
Aggregate intrinsic value price, outstanding at the end of the period	14,584	$ 8,768
Aggregate intrinsic value price, exercisable	$ 9,903